Note 15 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Statement Line Items [Line Items]
Directly issued capital instruments	$ 228,471	$ 228,471	$ 228,880
Contributed surplus	2,717	2,513	2,147
Retained earnings	168,776	146,043	125,398
Accumulated other comprehensive income	139	131	94
Regulatory capital		476,005
Total risk-weighted assets		$ 3,095,092
CET1 capital ratio		15.38%
Total assets	4,388,320	$ 4,201,610	$ 3,729,393
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	494,297
Total risk-weighted assets	$ 3,224,822
CET1 capital ratio	15.33%
Basel III [member]
Statement Line Items [Line Items]
Regulatory capital	$ (11,303)	(12,699)
Total assets	4,388,320	4,201,610
Total on-balance sheet exposures	4,377,017	4,188,911
Total off-balance sheet exposure at gross notional amount	510,509	481,389
Adjustments for conversion to credit equivalent amount	339,616	281,705
Total off-balance sheet exposures	170,893	199,684
Total exposures	$ 4,547,910	$ 4,388,595
Leverage ratio	8.55%	8.30%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 214,824
Contributed surplus		2,513
Retained earnings		146,043
Accumulated other comprehensive income		131
Regulatory capital before adjustments		363,511
Adjustments to capital		(12,699)
Regulatory capital		$ 350,812
CET1 capital ratio		11.33%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 214,824
Contributed surplus	2,717
Retained earnings	168,776
Accumulated other comprehensive income	139
Regulatory capital before adjustments	386,456
Adjustments to capital	(11,303)
Regulatory capital	$ 375,153
CET1 capital ratio	11.63%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments		$ 13,647
Regulatory capital	$ 388,800	$ 364,459
CET1 capital ratio		11.78%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	13,647
Regulatory capital	$ 388,800
CET1 capital ratio	12.06%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 103,095	$ 109,033
Regulatory capital before adjustments		109,033
Adjustments to capital		2,513
Regulatory capital		$ 111,546
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Regulatory capital before adjustments	103,095
Adjustments to capital	2,402
Regulatory capital	$ 105,497